Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of June 30, 2025, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
Rubico Inc.	August 2022	Marshall Islands	Holding company (dormant)
Top Mega Yachts Inc.	March 2024	Marshall Islands	Holding company (dormant)

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during period ended June 30, 2025		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
2	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019 (sold and leased back in 2020)
3	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019 (sold and leased back in 2020)
4	Roman Empire Inc.	February 2020	Marshall Islands	M/T Eco West Coast	March 2021
5	Athenean Empire Inc.	February 2020	Marshall Islands	M/T Eco Malibu	May 2021
6	Eco Oceano Ca Inc.	December 2020	Marshall Islands	M/T Eco Oceano Ca	March 2022
7	Julius Caesar Inc.	May 2020	Marshall Islands	M/T Julius Caesar	January 2022
8	Legio X Inc.	December 2020	Marshall Islands	M/T Legio X Equestris	March 2022
9	Seawolf Venture Limited	August 2015	Marshall Islands	M/Y Para Bellvm	August 2023
10	Roman Explorer Inc	September 2023	Marshall Islands	Hull No 158	Q2 2027

As of June 30, 2025, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

On June 14, 2024 the Company entered into a non-binding letter of intent (“No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the mega yacht M/Y Para Bellvm (100% owned by him) except to the Company for one month. The consideration for the No-Shop LOI was $1,000. The Company on July 12, 2024 entered into a share purchase agreement (“SPA”) for the purchase of M/Y Para Bellvm for a consideration of $20,000 (the “Para Bellvm Consideration”) and the No-Shop LOI consideration was netted-off with the Para Bellvm Consideration. The Para Bellvm Consideration was settled as of December 31, 2024. The Company closed the SPA and took delivery of the M/Y Para Bellvm on April 11, 2025.

On November 25, 2024 the Company entered into a non-binding letter of intent (the “New No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the Newbuilding Yacht (100% owned by him, due for delivery in the second quarter of 2027) except to the Company up to June 30, 2025. The consideration for the New No-Shop LOI was $4,000 (the “New Yacht LOI Advance”). As of December 31, 2024, the Para Bellvm Consideration and the New Yacht LOI Advance are presented under Advances for asset acquisitions to related party in the accompanying consolidated balance sheets. The Company on April 11, 2025 (the “Closing Date”) entered into an SPA for the purchase of the Newbuilding Yacht for a consideration of $27,000 (the “New Yacht Consideration”), payable up to December 31, 2026, depending on the Company’s cash surplus at the Company’s option. On the Closing Date, the Company settled $9,346 of the New Yacht Consideration by netting the New Yacht LOI Advance and by paying $5,346 to Mr. Evangelos J. Pistiolis and acquired the ship owning company (Roman Explorer Inc.) that owns 100% of the Newbuilding Yacht. If the Company from the Closing Date onwards raises capital via (i) debt refinancing (only applying to excess proceeds, being the proceeds from the new debt exceeding the debt amount being refinanced), (ii) issuance of any equity interests or (iii) dividends or return of invested capital in any investments, then, in each case, no later than five business days after the Company receives the net cash proceeds therefrom, the New Yacht Consideration outstanding Installments shall be prepaid by an amount equal to 100% of the amount of the net cash proceeds from such incurrence or issuance. Due to the aforementioned provision, the Company classified the remaining New Yacht Consideration under current liabilities since the Company has entered into a refinancing agreement (see Note 12) expected to take place in the fourth quarter of 2025 that will trigger said provision.

Each of the abovementioned transactions were approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent and for each transaction the Special Committee obtained a fairness opinion relating to the consideration of each transaction from an independent financial advisor. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders’ equity for the six months ended June 30, 2025. An analysis of the Excess of consideration over the carrying value of acquired assets is presented in the table below:

As of June 30,	2025
Consideration	47,000
Less: Carrying value of net assets of companies acquired	(21,391)
Excess of consideration over acquired assets	(25,609)

As of June 30, 2025, the Company had settled $33,346 towards the consideration due to Mr. Evangelos J. Pistiolis and the remaining consideration due was $13,654.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.